FAIR VALUE MEASUREMENTS (Details) - MedTech Acquisition Corp - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Assets held in Trust Account	$ 12,076,340		$ 19,827,884	$ 250,007,295
Cash withdrawn of interest income from the Trust Account	67,000	$ 91,000	905,000	60,000
Proceeds from trust account in connection with redemption	$ 8,479,333		232,371,273
U S Treasury securities
FAIR VALUE MEASUREMENTS
Cash withdrawn of interest income from the Trust Account			905,000	60,000
Proceeds from trust account in connection with redemption			$ 232,371,273
Money market funds
FAIR VALUE MEASUREMENTS
Assets held in Trust Account				$ 250,007,295